Combined Statements of Operations - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Income Statement [Abstract]
Net sales	$ 4,011	$ 3,804	$ 7,863	$ 7,394	$ 14,950	$ 15,054	$ 14,467
Cost of sales	1,786	1,646	3,513	3,280	6,665	6,635	6,619
Gross profit	2,225	2,158	4,350	4,114	8,285	8,419	7,848
Selling, general, and administrative expenses	1,522	1,375	3,024	2,725	5,633	5,484	4,956
Other (income) expense, net, operating (Note 10)	1	13	(16)	8	(23)	15	3,871
Operating income (loss)	702	770	1,342	1,381	2,675	2,920	(979)
Other expense (income), net	10	(5)	40	(6)	38	(5)	37
Income (Loss) before taxes	639	775	1,248	1,387	2,637	2,925	(1,016)
Provision (benefit) for taxes on income	209	171	488	255	550	894	(137)
Net income (loss)	$ 430	$ 604	$ 760	$ 1,132	$ 2,087	$ 2,031	$ (879)